Discontinued Operations	12 Months Ended
Dec. 31, 2015
Discontinued Operations And Disposal Groups
Discontinued Operations

Note 4 – Discontinued operations

During the year ended December 31, 2014, the Corporation completed the sale of its California, Illinois and Central Florida regional operations to three different buyers.

The regional operations sold constituted a business, as defined in ASC 805-10-55. Accordingly, the decision to sell these businesses resulted in the discontinuance of each of their respective operations and classification as held-for-sale. For financial reporting purposes, the results of the discontinued operations are presented as “Assets / Liabilities from discontinued operations” in the consolidated statement of condition and “(Loss) income from discontinued operations, net of tax” in the consolidated statement of operations. As required by ASC 205-20, current and prior periods presented in the consolidated statement of operations as well as the related note disclosures covering income and expense amounts have been retrospectively adjusted for the impact of the discontinued operations for comparative purposes.

During the quarter ended June 30, 2014, the Corporation recorded non-cash impairment charge of $187 million related to the goodwill allocated, on a relative fair value basis, to these operations. However, this non-cash charge had no impact on the Corporation’s tangible capital or regulatory capital ratios.

After the sale of these three regions, at December 31, 2015, there were no assets held within the discontinued operations. As of December 31, 2015, liabilities within discontinued operations amounted to approximately $1.8 million, mainly comprised of the indemnity reserve related to the California regional sale.

The following table provides the components of net income (loss) from the discontinued operations for the years ended December 31, 2015 and 2014.

	Years ended December 31,
(In thousands)	2015	2014

Net interest income	$-	$61,352
Provision (reversal) for loan losses	-	(6,764)
Net gain on sale of regions	-	33,829
Other non-interest income	-	27,823
Total non-interest income	-	61,652
Operating expenses:
Personnel costs	-	36,675
Net occupancy expenses	-	3,086
Professional fees (reversal)	(1,348)	15,642
Goodwill impairment charge	-	186,511
Other operating expenses	1	10,834
Total operating expenses	(1,347)	252,748
Net income (loss) from discontinued operations	$1,347	$(122,980)